Taxation - Analysis of Tax Recognized in the Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before tax	$ (375,985)	$ (183,391)	$ (145,846)
Tax on loss on ordinary activities	(71,437)	(34,844)	(27,711)
State and local income taxes, net of federal benefit	(320)
Benefit of foreign operations	(218)
Deferred tax not recognized	38,563	31,271	25,552
Expenses not deductible for tax purposes	33,512	4,142	187
Non-taxable income	(11,003)
Change in fair value of warrants	8,903
Tax arising on share in associates	495
Adjustments to tax in respect of previous periods	31	4,070	(2,102)
All other, net			(1,485)
Tax (benefit) provision	$ (1,474)	$ 4,639	$ (5,559)